Commitments and contingencies - Letters of Credit (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Banco Bilbao Vizcaya Argentaria, S.A.
Line of Credit Facility [Line Items]
Letters of credit	$ 45
Required Maximum Ratio	4
Ratio as of December 31	0.17
J.P. Morgan
Line of Credit Facility [Line Items]
Letters of credit	$ 20
Required Maximum Ratio JP Morgan	4.5
Ratio as of December 31, JP Morgan	0.89
Itaú
Line of Credit Facility [Line Items]
Letters of credit	$ 15
Required Maximum Ratio	4.5
Ratio as of December 31	0.21